Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions	Note 14 – Related Party Transactions Transactions between related parties are on commercial terms and conditions, no more favorable than those available to other parties unless otherwise stated.	Note 14 – Related Party Transactions Transactions between related parties are on commercial terms and conditions, no more favourable than those available to other parties unless otherwise stated.